N-4	Aug. 20, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Aug. 20, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective August 22, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	All references to the name Invesco Oppenheimer V.I. International Growth Fund will change to the Invesco V.I. International Growth Fund.

All other references in the prospectus to the Invesco Oppenheimer V.I. International Growth Fund will be Invesco V.I. International Growth Fund.

Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective August 22, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:
Invesco V.I. International Growth Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund